ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Basis of Accounting
Basis of Accounting

The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States ("U.S. GAAP"). Where necessary, comparative figures for previous years have been reclassified to conform to changes in presentation in the current year.

Principles of consolidation
Principles of consolidation

The consolidated financial statements include the assets and liabilities and results of operations of the Company and its subsidiaries. All inter-company balances and transactions have been eliminated on consolidation.

The Company determines whether it has controlling financial interest in an entity by first evaluating whether the entity is a voting interest entity or a variable interest entity. A voting interest entity is an entity in which the total equity investment at risk is sufficient to enable the entity to finance itself independently and provides the equity holders with the obligation to absorb losses, the right to receive residual returns and make financial and operating decisions. The Company consolidates voting interest entities in which it owns all, or a majority of the voting interest. Variable interest entities are entities that in general, either do not have equity investors with voting rights or that have equity investors that do not provide sufficient financial resources for the entity to support its activities. The Company evaluates its subsidiaries, and any other entities in which it holds a variable interest, in order to determine whether the Company is the primary beneficiary of the entity, and where it is determined that the Company is the primary beneficiary, the Company fully consolidates the entity.
Investments in affiliates in which the Company has significant influence but does not exercise control are accounted for using the equity method of accounting. Under the equity method, the Company records its investments in equity-method investees on the consolidated balance sheets as "Investment in associated companies" and its share of the nonconsolidated affiliate's income or loss is recognized in the consolidated statement of operations as "Equity in earnings of associated companies". The cumulative post-acquisition changes in the investment are adjusted against the carrying amount of the investment.
Use of accounting estimates
Use of accounting estimates

The preparation of financial statements in accordance with U.S. GAAP requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenue and expense recognition
Revenue and expense recognition

The Company generates revenues from time charter hire, profit sharing arrangements, drilling contract revenue, pooling arrangements, voyage charters and other freight billings, from its vessels and offshore related assets. It has also historically, and may in the future, generate revenues from bareboat charter hire, direct financing lease interest income, sales-type lease interest income, leaseback assets interest income and direct financing lease service revenues.

In a time charter voyage, the vessel is hired by the charterer for a specified period of time in exchange for consideration which is based on a daily hire rate. Generally, the charterer has the discretion over the ports visited, shipping routes and vessel speed. The contract/charter party generally provides typical warranties regarding the speed and performance of the vessel. The charter party generally has some owner protective restrictions such that the vessel is sent only to safe ports by the charterer and carries only lawful or non-hazardous cargo. In a time charter contract, the Company is responsible for all the costs incurred for running the vessel such as crew costs, vessel insurance, repairs and maintenance, lubrication oil and other costs relevant to operate the vessel. The charterer bears the voyage related costs such as bunker expenses, port charges, and canal tolls during the hire period. The performance obligations in a time charter contract are satisfied over the term of the contract beginning when the vessel is delivered to the charterer until it is redelivered back to us. The charterer generally pays the charter hire in advance of the upcoming contract period. The time charter contracts are either operating or direct financing or sales type leases. Where time charters and bareboat charters are considered operating leases, revenues are recorded over the term of the charter as a service is provided. When a time charter contract is linked to an index, the Company recognizes revenue for the applicable period based on the actual index for that period.

Rental payments from direct financing and sales-type leases and leaseback assets are allocated between service revenues, if applicable, interest income and capital repayments. The amount allocated to lease service revenue is based on the estimated fair value, at the time of entering the lease agreement, of the services provided which consist of ship management and operating services.

In a voyage charter contract, the charterer hires the vessel to transport a specific agreed-upon cargo for a single voyage. The consideration in such a contract is determined on the basis of a freight rate per metric ton of cargo carried or occasionally on a lump sum basis. The charterer is responsible for any short loading of cargo or "dead" freight. The voyage charter party generally has standard payment terms with freight paid on completion of discharge. The voyage charter party generally has a "demurrage" clause. As per this clause, the charterer reimburses us for any potential delays exceeding the allowed laytime as per the charter party clause at the ports visited, which is recorded as voyage revenue. Estimates and judgments are required in ascertaining the most likely outcome of a particular voyage and actual outcomes may differ from estimates. Such estimate is reviewed and updated over the term of the voyage charter contract. In a voyage charter contract, the performance obligations begin to be satisfied once the vessel begins loading the cargo.

The Company has determined that voyage charter contracts consist of a single performance obligation of transporting the cargo within a specified time period. Therefore, the performance obligation is met evenly as the voyage progresses, and the revenue is recognized on a straight line basis over the voyage days from the commencement of loading to completion of discharge. Contract assets with regards to voyage revenues are reported as "Voyages in progress" as the performance obligation is satisfied over time. Voyage revenues typically become billable and due for payment on completion of the voyage and discharge of the cargo, at which point the receivable is recognized as "Trade accounts receivable, net".

In a voyage contract, the Company bears all voyage related costs such as fuel costs, port charges and canal tolls. To recognize costs incurred to fulfill a contract as an asset, the following criteria shall be met: (i) the costs relate directly to the contract, (ii) the costs generate or enhance resources of the entity that will be used in satisfying performance obligations in the future and (iii) the costs are expected to be recovered. The costs incurred during the period prior to commencement of loading the cargo, primarily bunkers, are deferred as they represent setup costs and recorded as a current asset and are subsequently amortized on a straight-line basis as the Company satisfies the performance obligations under the contract. Costs incurred to obtain a contract, such as commissions, are also deferred and expensed over the same period.

For vessels operating under revenue sharing agreements, or in pools, revenues and voyage expenses are pooled and allocated to each pool’s participants in accordance with an agreed-upon formula. Revenues generated through revenue sharing agreements are presented gross when the Company is considered the principal under the charter parties with the net income allocated under the revenue sharing agreement presented as within voyage charter income. For revenue sharing agreements that meet the definition of a lease, the Company accounts for such contracts as variable rate operating leases and recognize revenue for the applicable period based on the actual net revenue distributed by the pool.
The activities that drive the revenue earned from our drilling contract primarily includes providing a drilling rig and the crew and supplies necessary to operate the rig, but may also in the future include mobilizing and demobilizing the rig to and from the drill site and performing rig preparation activities and/or modifications required for the contract with a customer. The Company accounts for these integrated services as a single performance obligation that is (i) satisfied over time and (ii) comprised of a series of distinct time increments of service.

Drilling contract revenues are recognized for activities that correspond to a distinct time increment of service within the contract term in the period when the services are performed. The Company recognizes consideration for activities that are (i) not distinct within the context of our contracts and (ii) do not correspond to a distinct time increment of service, ratably over the estimated contract term. The Company determines the total transaction price for each individual contract by estimating both fixed and variable consideration expected to be earned over the term of the contract. The amount estimated for variable consideration may be constrained and is only included in the transaction price to the extent that it is probable that a significant reversal of previously recognized revenue will not occur throughout the term of the contract. When determining if variable consideration should be constrained, the Company considers whether there are factors outside of our control that could result in a significant reversal of revenue as well as the likelihood and magnitude of a potential reversal of revenue. The Company reassesses these estimates each reporting period as required.

Consideration received for drilling contracts mainly comprises of dayrate drilling revenue which provide for payment on a dayrate basis, with higher rates for periods when the drilling rig is operating and lower rates or zero rates for periods when drilling operations are interrupted or restricted. The dayrate invoices billed to the customer are typically determined based on the varying rates applicable to the specific activities performed on an hourly basis. Such dayrate consideration is allocated to the distinct hourly incremental service it relates to. Revenue is recognized in line with the contractual rate billed for the services provided for any given hour.

The Company's charter agreements relating to seven containerships and one car carrier include an arrangement where the Company receives a share of the fuel savings, dependent on the price difference between IMO compliant fuel and IMO non-compliant fuel that is subsequently made compliant by the scrubbers. Amounts receivable under these arrangements are accrued on the basis of amounts earned at the reporting date.

Any contingent elements of rental income, such as profit share, fuel saving payments and interest rate adjustments, are recognized when the contingent conditions have materialized.

European Union’s Emissions Trading System (''EU ETS")
European Union’s Emissions Trading System (''EU ETS")

Emissions allowances ("EUAs") are valued based on market prices published in EUA market indices. The value of the EUAs issued to the Company, in accordance with its agreements with vessel charterers, is recognized in operating revenues at the time the voyage occurs within the consolidated statements of operations. Similarly, the value of the EUA obligations is recognized in voyage expenses as incurred within the condensed consolidated statements of operations.

In accordance with its charter agreements, the Group receives EUAs from charterers when a vessel is directed to perform an EU-regulated voyage. EUAs purchased by the Company or received from charterers are initially recognized as an asset. If the EUAs are acquired by the Company, they are recorded at cost, which reflects the purchase price. If the EUAs are received from charterers, they are recognized at their fair value on the date of receipt. All EUAs receivable or held by the Company are classified as "Other Current Assets" in the consolidated balance sheets if they are required to be surrendered within one year from the reporting date. Otherwise, they are classified as "Other Long-term assets". See Note 12: Trade Accounts Receivable and Other Current Assets.

Liabilities arising from EUA obligations under the EU ETS that have not yet been surrendered are classified as "Other current liabilities" if settlement to the European Union is due within one year from the reporting date. Otherwise, they are classified as "Other non-current liabilities". See Note 19: Other Current Liabilities.

FuelEU Maritime Regulation ("FuelEU Maritime")
FuelEU Maritime Regulation ("FuelEU Maritime")

Effective January 1, 2025, the European Union's FuelEU Maritime Regulation establishes limits on the greenhouse gas ("GHG") intensity of energy used on board vessels of 5,000 gross tons and above calling at ports under the jurisdiction of the European Union. The regulation applies to 100% of energy used on voyages between two EEA ports and 50% of energy used on voyages between an EEA port and a non-EEA port. The regulation requires shipping companies to monitor and report GHG intensity and comply with progressively stricter reduction targets. Non-compliance results in financial penalties calculated in accordance with the regulation. The framework also permits flexibility mechanisms, including banking, borrowing and pooling of compliance balances between vessels.

In accordance with its charter agreements where applicable, the Company is entitled to recover FuelEU Maritime compliance costs from charterers when a vessel performs a voyage involving an EEA port. To the extent the Company determines that a compliance deficit exists for a reporting period, and it is probable that a penalty will be incurred, a liability is recognized in accordance with ASC 450, Contingencies. The liability is measured based on the Company’s estimate of the compliance shortfall and the applicable penalty rates under the regulation, taking into consideration available banked, borrowed or pooled compliance balances. The related expense is recognized within voyage expenses in the consolidated statements of operations.

Compliance balances purchased by the Company from third parties are initially recognized as an asset at cost, which reflects the purchase price. Purchased compliance balances are classified as "Other current assets" in the consolidated balance sheets if they are expected to be utilized within one year from the reporting date. Otherwise, they are classified as "Other long-term assets".

Liabilities arising from FuelEU Maritime obligations that have not yet been settled are classified as "Other current liabilities" if settlement is expected within one year from the reporting date. Otherwise, they are classified as "Other non-current liabilities".

Foreign currencies
Foreign currencies

The Company's functional currency is the U.S. dollar as the majority of revenues are received in U.S. dollars and the majority of the Company's expenditures are made in U.S. dollars. The Company's reporting currency is also the U.S. dollar. Most of the Company's subsidiaries report in U.S. dollars. Transactions in foreign currencies during the year are translated into U.S. dollars at the rates of exchange in effect at the date of the transaction. Foreign currency monetary assets and liabilities are translated using rates of exchange at the balance sheet date. Foreign currency non-monetary assets and liabilities are translated using historical rates of exchange. Foreign currency transaction gains or losses are included under "Other financial items" in the consolidated statements of operations.
Cash and cash equivalents
Cash and cash equivalents

For the purposes of the consolidated statements of cash flows, all demand and time deposits and highly liquid, low risk investments with original maturities of three months or less are considered equivalent to cash.

Restricted cash
Restricted cash
Restricted cash consists of cash which may only be used for certain purposes and is held under a contractual arrangement. The Company classifies restricted cash as short-term and a current asset if the cash is restricted for less than a year. Otherwise, the restricted cash is classified as long-term.
Investment equity securities	Investment in equity securities Investments in equity securities are recorded at fair value, with unrealized gains and losses recorded in the consolidated statement of operations.
Allowance for expected credit losses
Allowance for expected credit losses

The balances recorded in respect of Trade receivables, Other receivables, Related party receivables and Other long-term assets reflect the risk that our customers may fail to meet their payment obligations and the risk that the underlying asset value of the vessels and rigs could be less than the unguaranteed residual value.

The Company estimates the expected risk of loss over the remaining life using a probability of default and net exposure analysis. The probability of default is estimated based on historical cumulative default data, adjusted for current conditions of similarly risk-rated counterparties over the contractual term.
Current expected credit loss provisions are classified as expenses in the Consolidated Statement of Operations, with a corresponding allowance for credit loss amount reported as a reduction in the related balance sheet amount of Trade receivables, Other receivables, Related party receivables and Other long-term assets. Partial or full recoveries of amounts previously written off are generally recognized as a reduction in the provision for credit losses.

Trade accounts receivable
Trade accounts receivable
The amount shown as trade accounts receivable at each balance sheet date includes receivables due from customers for hire of vessels and offshore related assets, net of allowance for expected credit losses.
Inventories	Inventories Inventories are comprised principally of fuel and lubricating oils and are stated at the lower of cost and net realizable value. Cost is determined on a first-in first-out basis.
Vessels, rigs and equipment
Vessels, rigs and equipment

Vessels, rigs and equipment are recorded at historical cost less accumulated depreciation and, if appropriate, impairment charges. The cost of these assets less estimated residual value is depreciated on a straight-line basis over the estimated remaining economic useful life of the asset. The estimated economic useful life of our drilling rigs is 30 years and for all other vessels it is 25 years.

Where an asset is subject to an operating lease that includes fixed price purchase options, the projected net book value of the asset is compared to the option price at the various option dates. If any option price is less than the projected net book value at an option date, the initial depreciation schedule is amended so that the carrying value of the asset is written down on a straight line basis to the option price at the option date. If the option is not exercised, this process is repeated so as to amortize the remaining carrying value, on a straight line basis, to the estimated recycling value or the option price at the next option date, as appropriate.

This accounting policy for fixed assets has the effect that if an option is exercised there will be either a) no gain or loss on the sale of the asset or b) in the event that the option is exercised at a price in excess of the net book value at the option date, a gain will be reported in the statement of operations at the date of delivery to the new owners, under the heading "gain on sale of assets".

The Company capitalizes and depreciates the costs of significant replacements, renewals and upgrades to its vessels and rigs over the shorter of the asset’s remaining useful life or the life of the renewal or upgrade. The amount capitalized is based on management’s judgment as to expenditures that extend the useful life of the asset or increase the operational efficiency of the asset. Costs that are not capitalized are recorded as a component of direct operating expenses during the period incurred. Expenses for routine maintenance and repairs are expensed as incurred. Advances paid in respect of upgrades in relation to Exhaust Gas Cleaning Systems ("EGCS" or "scrubbers") and ballast water treatment systems are included within "Capital improvements, newbuildings and vessel purchase deposits,", until such time as the equipment is installed on a vessel or a rig, at which point it is transferred to "Vessels, rigs and equipment, net".

Office equipment is depreciated at 20% per annum on a reducing balance basis.

Drydocking provisions for vessels
Drydocking provisions for vessels

Normal vessel repair and maintenance costs are charged to expense when incurred. The Company recognizes the cost of a drydocking at the time the drydocking takes place, that is, it applies the "expense as incurred" method.

Special Periodic Survey ("SPS") for rigs
Special Periodic Survey ("SPS") for rigs

Costs related to periodic overhauls of drilling rigs are capitalized and amortized over the anticipated period between overhauls, which is generally five years. Related costs are primarily yard costs and the cost of employees directly involved in the work. The Company includes amortization costs for periodic overhauls in depreciation expense. Costs related to repair and maintenance activities are included in rig operating expenses and are expensed as incurred.

Vessels and equipment under finance lease
Vessels and equipment under finance lease

Leases of vessels and equipment, where the Company has substantially all the risks and rewards of ownership, are classified as "vessels under finance lease", with corresponding lease liabilities recorded.

Depreciation of vessels and equipment under finance lease is included within "Depreciation" in the consolidated statement of operations. Vessels and equipment under finance lease are depreciated on a straight-line basis over the vessels' remaining economic useful lives or on a straight-line basis over the term of the lease. The method applied is determined by the criteria by which the lease has been assessed to be a finance lease.

Newbuildings
Newbuildings

The carrying value of vessels under construction ("newbuildings") represents the accumulated costs to the balance sheet date which the Company has paid by way of purchase installments and other capital expenditures together with capitalized loan interest and associated finance costs. No charge for depreciation is made until a newbuilding is put into operation.

Capitalized interest
Capitalized interest
Interest expense is capitalized during the period of construction of newbuilding vessels based on accumulated expenditures for the applicable vessel at the Company's capitalization rate of interest. The amount of interest capitalized in an accounting period is determined by applying an interest rate (the "capitalization rate") to the average amount of accumulated expenditures for the vessel during the period. The capitalization rate used in an accounting period is based on the rates applicable to borrowings outstanding during the period. The Company does not capitalize amounts in excess of actual interest expense incurred in the period.
Investment in sales-type leases and direct financing leases
Investment in sales-type leases and direct financing leases

Leases (charters) of vessels where the Company is the lessor are classified as direct financing, sales-type, operating leases, or leaseback assets, based on the lease terms. For direct financing leases, the gross investment comprises minimum lease payments (net of projected operating costs for time charters) plus estimated residual value. For sales-type leases, the present value of minimum lease payments and residual value is recognized as the sales price, with any difference from the vessel’s carrying value recorded as profit or loss at lease commencement. Unearned lease interest income is amortized to income over the period of the lease so as to produce a constant periodic rate of return on the net investment in the lease.

The difference between the fair value of the leased asset and the costs results in a selling profit or loss. A selling profit is recognized at lease commencement for sales-type leases and over the lease term for direct financing leases. A selling loss is recognized at commencement for both leases. If a fixed price purchase option exists and is below the projected net investment, amortization of unearned interest is accelerated to reduce the net investment to the option price at the option date.

If the terms of an existing lease are modified, the modification is evaluated under ASC 842 to determine whether it constitutes a new lease or a continuation of the existing lease, based on whether additional rights-of-use are granted and whether lease payments increase commensurately.

Leaseback assets
Leaseback assets

Any vessels purchased and leased back to the same party are evaluated under sale and leaseback accounting guidance contained in ASC 842 to determine whether it is appropriate to account for the transaction as a purchase of an asset. If control is deemed not to have passed to the Company as purchaser, due for example to the lessee having purchase options, the transaction is accounted for under ASC 310 where the purchase price paid is accounted for as loan receivable and described as a "leaseback asset". Interest income is recognized on the aggregate loan receivable based on the imputed interest rate and the part of the rental income received is allocated as a reduction of the vessel loan balance.

Finance lease liability and Lease debt financing
Finance lease liability and Lease debt financing

Similar to the “Leaseback assets” above, any vessels sold and leased back from the same party are also evaluated under sale and leaseback accounting guidance contained in ASC 842 to determine whether it is appropriate to account for the transaction as a sale of an asset. If control is deemed not to have passed to the buyer, it is deemed as "a failed sale and leaseback transaction" and the Company accounts for the transaction as a financing arrangement and describes this as “lease debt financing”. The Company does not derecognize the underlying vessel and continue to depreciate the asset. The sales proceeds received from the buyer-lessor are recorded as a financial liability. Charter hires paid by the Company to the buyer-lessor are allocated between interest expense and principal repayment of the financial liability.
Historically, the Company chartered-in seven container vessels through sale and leaseback financing arrangements, under previously adopted ASC 840, with corresponding lease assets classified as "vessels under finance lease". Leases of vessels and equipment, where the Company has substantially all the risks and rewards of ownership, are classified as finance lease liabilities. Each lease payment is allocated between reduction in liability and finance charges to achieve a constant rate on the capital balance outstanding. The interest element of the capital cost is charged to the Consolidated Statements of Operations over the lease period. During the year ended December 31, 2024, the Company exercised purchase options and took redelivery of the seven vessels with associated finance lease liabilities.
Impairment of long-lived assets, including other long-term investments
Impairment of long-lived assets, including other long-term investments

The carrying value of long-lived assets, including other long-term investments, that are held by the Company are reviewed whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The Company assesses recoverability of the carrying value of the asset by estimating the future net cash flows expected to result from the asset, including eventual disposition, taking into account the possibility of any existing medium and long-term charter arrangements being terminated early. If the future expected net cash flows are less than the carrying value of the asset, an impairment loss is recorded equal to the difference between the carrying value of the asset and its fair value. In addition, long-lived assets to be disposed of are reported at the lower of carrying amount and fair value less estimated costs to sell. Fair value is generally based on values achieved for the sale/purchase of similar vessels and external appraisals.

Deferred charges
Deferred charges

Loan costs, including debt arrangement fees, are capitalized and amortized on a straight line basis over the term of the relevant loan. The straight line basis of amortization approximates the effective interest method in the Company's statement of operations. Amortization of loan costs is included in interest expense. If a loan is repaid early, any unamortized portion of the related deferred charges is charged against income in the period in which the loan is repaid. Similarly, if a portion of a loan is repaid early, the corresponding portion of the unamortized related deferred charges is charged against income in the period in which the early repayment is made.

Financial instruments
Financial instruments

In determining the fair value of its financial instruments, the Company uses a variety of methods and assumptions that are based on market conditions and risks existing at each balance sheet date. For the majority of financial instruments, including most derivatives and long-term debt, standard market conventions and techniques such as options pricing models are used to determine fair value. All methods of assessing fair value result in a general approximation of value, and such value may never actually be realized.
Interest rate and currency swaps
The Company enters into interest rate swap transactions from time to time to hedge a portion of its exposure to floating interest rates. These transactions involve the conversion of floating interest rates into fixed rates over the life of the transactions without an exchange of underlying principal. The Company also enters into currency swap transactions from time to time to hedge against the effects of exchange rate fluctuations on loan liabilities. Currency swap transactions involve the exchange of fixed amounts of other currencies for fixed U.S. dollar amounts over the life of the transactions, including an exchange of underlying principal. The Company may also enter into a combination of interest and currency swaps "cross currency interest rate swaps". The fair values of the interest rate and currency swap contracts, including cross currency interest rate swaps, are recognized as assets or liabilities. When the interest rate or currency swap does not qualify for hedge accounting under ASC Topic 815 "Derivatives and Hedging" ("ASC 815"), changes in fair values are recognized in the consolidated statements of operations. When the interest rate and/or currency swap or combination, qualifies for hedge accounting under ASC Topic 815 "Derivatives and Hedging" ("ASC 815"), and the Company has formally designated the swap as a hedge to the underlying loan, and when the hedge is effective, the changes in the fair value of the swap are recognized in other comprehensive income. If it becomes probable that the hedged forecasted transaction to which these swaps relate will not occur, the amounts in other comprehensive income will be reclassified into earnings immediately.

Earnings per share
Earnings per share

Basic earnings per share ("EPS") is computed based on the income available to common shareholders and the weighted average number of shares outstanding for basic EPS. Diluted EPS includes the effect of the assumed conversion of potentially dilutive instruments.

Share-based compensation
Share-based compensation

The Company accounts for share-based payments in accordance with ASC Topic 718 "Compensation – Stock Compensation" ("ASC 718"), under which the fair value of stock options issued to employees is expensed over the period in which the options vest. The Company uses the simplified method for making estimates of the expected term of stock options.

Recently Issued Accounting Standards
Recently Adopted Accounting Standards

In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). Among other things, these amendments require that a public business entity on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold (if the effect of those reconciling items is equal to or greater than five percent of the amount computed by multiplying pretax income or loss by the applicable statutory income tax rate). The amendments became effective for the Company on January 1, 2025. The Company has not recorded any material impact on the Company's consolidated financial statements as a result of these amendments. Additional disclosures are included in Note 5 - Taxation.
The following is a brief discussion of a selection of recently released accounting pronouncements that are pertinent to the Company's business:

In December 2025, the FASB issued ASU No. 2025-12, Codification Improvements ("ASU 2025-12"). The amendments in this ASU update the FASB Accounting Standards Codification for a broad range of topics arising from technical corrections, unintended application of the Codification, clarifications, and other minor improvements. The amendments are effective for the Company for annual periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods, with early adoption permitted. The Company is currently evaluating the impact of this guidance on its consolidated financial statements and related disclosures.

In December 2025, the FASB issued ASU No. 2025-11, Interim Reporting (Topic 270): Narrow-Scope Improvements ("ASU 2025-11"). The ASU improves guidance about the format and information included in the interim financial statements, lists the required interim disclosures and provides a disclosure principle that requires entities to disclose events and changes that occur after the end of the most recent fiscal year that have a material impact on the entity. The amendments are effective for the Company for interim periods within annual periods beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating the impact of this guidance on its consolidated financial statements and related disclosures.
In July 2025, the FASB issued ASU No. 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets (“ASU 2025-05”). The amendments provide all entities with a practical expedient to assume that current conditions as of the balance sheet date do not change for the remaining life of the assets. The amendments are effective for the Company for interim periods within annual periods beginning after December 15, 2025, with early adoption permitted. The Company does not expect the changes prescribed in ASU 2025-05 to have a material impact on its consolidated financial statements and related disclosures.

In November 2024, the FASB issued ASU No. 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (“ASU 2024-03”). ASU 2024-03 requires entities to disclose specific information about certain costs and expenses in the notes to the financial statements for interim and annual reporting periods. The objective of the disclosure requirements is to provide disaggregated information about a public business entity's expense to help investors (a) better understand the entity's performance, (b) better assess the entity's prospects for future cash flows, and (c) compare the entity's performance over time and with that of other entities. In January 2025, the FASB issued ASU No. 2025-01, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date (“ASU 2025-01”), which clarified that all public entities are required to adopt the guidance in ASU 2024-03 in annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. The Company is currently evaluating the impacts that ASU 2024-03 and ASU 2025-01 will have on the Company's financial statements' presentation and disclosures.